Supplement dated February 14, 2025

(for Applications signed (or purchases under the RightTime option) on or after September 12, 2023) to the

Prospectuses dated May 1, 2024 (as amended September 17, 2024) for Protective Aspirations NY Variable

Annuity contracts

Issued by

Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated May 1, 2024 (as amended September 17, 2024), for the Protective Aspirations NY Variable Annuity. You may obtain a current Prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

This Rate Sheet Prospectus Supplement updates the Ongoing Fees and Expenses (annual charges) for the Contract provided in the "IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT" section of the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement. This Rate Sheet Prospectus Supplement also provides:

●	the current fee for each of the optional death benefits as described in the "DEATH BENEFIT - Selecting a Death Benefit" section of the Prospectus;
●	the current SecurePay Fee as described in the "PROTECTED LIFETIME INCOME BENEFITS" section of the Prospectus;
●	the current Roll-up Percentage under the SecurePay Protector rider as described in the "PROTECTED LIFETIME INCOME BENEFITS - The SecurePay Protector 'Roll-up'" section of the Prospectus;
●	the current Maximum Withdrawal Percentage under the SecurePay living benefit riders as described in the "PROTECTIVE LIFETIME INCOME BENEFITS - Determining the Amount of Your SecurePay Withdrawals" section of the Prospectus; and
●	the current Maximum Reserve Amount as described in the "PROTECTED LIFETIME INCOME BENEFITS - THE SECUREPAY RIDERS" section of the Prospectus.

This Supplement must be used in conjunction with an effective Protective Aspirations NY Variable Annuity Prospectus.

This Rate Sheet Prospectus Supplement and the rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. For applications signed (or purchases under the RightTime option) on or after September 12, 2023, and that we receive in Good Order, we will apply the rates in this supplement up until ten calendar days after we issue a new rate sheet supplement. We must also receive at least the minimum initial Purchase Payment ($5,000) within the ten calendar days. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance.

Before submitting your application for a Protective Aspirations NY Variable Annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:

●	Contact your financial advisor

●	Contact us toll-free at 1-800-456-6330

●	Go to www.protective.com/productprospectus

●	Go to www.sec.gov under File No. 333-261830.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.21%	1.21%
Investment Options (Fund fees and expenses) (2)	0.35%	4.52%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (3)	1.60 (4)

(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2) As a percentage of Fund assets.

(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,600	Highest Annual Cost: $7,540

Assumes:	Assumes:

●    Investment of $100,000

●    5% annual appreciation

●    Least expensive combination of Fund fees and expenses

●    No optional benefits

●    No additional Purchase Payments, transfers or withdrawals

●    No sales charges

●    Investment of $100,000

●    5% annual appreciation

●    Most expensive combination of optional benefits and Fund fees and expenses

●    No additional Purchase Payments, transfers or withdrawals

●    No sales charges

For additional information about annual charges, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.

OPTIONAL DEATH BENEFIT FEES

The current fee for each of the optional death benefits available under your Contract are as follows:

Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%

SECUREPAY FEE

The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay Investor rider at Contract Purchase (as an annualized percentage of the Benefit Base)	0.50%
Purchase of SecurePay Investor rider under RightTime (as an annualized percentage of the Benefit Base)	0.60%
Purchase of SecurePay Protector rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.50%
Purchase of SecurePay Protector rider under RightTime (as an annualized percentage of the Benefit Base)	1.60%

The Roll-up Percentage and the Maximum Withdrawal Percentage applicable to your Contract will not change for the life of your Contract.

ROLL-UP PERCENTAGE (Applicable to SecurePay Protector Only)

7% (as a percentage of the Benefit Base)

MAXIMUM WITHDRAWAL PERCENTAGE FOR SECUREPAY PROTECTOR

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
59.5	3.80%	3.30%
61	3.85%	3.35%
62	3.90%	3.40%
63	3.95%	3.45%
64	4.00%	3.50%
65	4.05%	3.60%
66	4.15%	3.70%
67	4.25%	3.75%
68	4.35%	3.85%
69	4.45%	3.95%
70	4.60%	4.05%
71	4.75%	4.20%
72	4.90%	4.30%
73	5.05%	4.45%
74	5.25%	4.60%
75	5.30%	4.75%
76	5.50%	4.95%
77	5.75%	5.15%
78	5.95%	5.40%
79	6.25%	5.55%
80	6.40%	5.80%
81	6.70%	6.10%
82	7.05%	6.40%
83	7.10%	6.60%
84	7.15%	6.65%
85	7.20%	6.70%
86	7.37%	6.87%
87	7.76%	7.16%
88	7.81%	7.26%
89	7.87%	7.32%
90	8.07%	7.51%
91	8.26%	7.70%
92	8.70%	8.02%
93	8.75%	8.14%
94	8.82%	8.20%
95+	9.20%	8.57%

MAXIMUM WITHDRAWAL PERCENTAGE FOR SECUREPAY INVESTOR

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
59.5	3.77%	3.30%
61	3.82%	3.34%
62	3.87%	3.38%
63	3.92%	3.42%
64	3.97%	3.46%
65	4.00%	3.50%
66	4.05%	3.55%
67	4.11%	3.59%
68	4.16%	3.63%
69	4.21%	3.67%
70	4.28%	3.75%
71	4.34%	3.80%
72	4.40%	3.85%
73	4.46%	3.89%
74	4.51%	3.93%
75	4.63%	4.05%
76	4.69%	4.11%
77	4.76%	4.16%
78	4.82%	4.21%
79	4.88%	4.25%
80	5.05%	4.42%
81	5.12%	4.48%
82	5.19%	4.54%
83	5.26%	4.59%
84	5.32%	4.64%
85	5.56%	4.87%
86	5.64%	4.93%
87	5.71%	5.00%
88	5.79%	5.05%
89	5.86%	5.11%
90	6.23%	5.46%
91	6.32%	5.53%
92	6.40%	5.60%
93	6.49%	5.66%
94	6.57%	5.73%
95+	7.11%	6.23%

MAXIMUM RESERVE AMOUNT

3x (the current Annual Withdrawal Amount in any Contract Year)

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact your financial advisor or us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.